OTHER CURRENT LIABILITIES (Tables)	3 Months Ended
Mar. 31, 2023
Other Liabilities Disclosure [Abstract]
Schedule of other current liabilities

	As of March 31,	As of December 31,
	2023	2022	2021
	(unaudited)
Other payable	46,013	-	-
Taxes payable	1,114	-	-
Salary and welfare payables	221	-	-
Accrued expenses and other current liabilities	14,704	14,704	14,704
Total Other current liabilities	62,052	14,704	14,704